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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended September 30, 2010

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Compliance Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, November 12, 2010


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  40
Form 13F Information Table Value Total:  $131,518,099


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12490			Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
QUARTER ENDED 30 September 2010



     NAME OF ISSUER                 TITLE         CUSIP      VALUE    SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                                    OF CLASS                X1000    PRN AMT PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
 -------------------------         ---------    ----------   ------- -------- --- ----  ------- -------- ------- -------- -------
                                                                                  < C>
 3M CO				   COM STOCK	 88579Y1010    182      2100  SH	DEFINED		    2100	0	0
 CHINA KANGHUI HLDGS		   SPON ADR	 16890V1008   3141    221700  SH	DEFINED	   01	   95600	0  126100
 CHINA KANGHUI HLDGS		   SPON ADR	 16890V1008   2736    193100  SH	DEFINED		  193100	0	0
 COMPANIA DE MINAS BUENAVENTURA        ADR       2044481040    407      9000  SH        DEFINED    01       9000        0       0
 COMPANIA DE MINAS BUENAVENTURA	       ADR	 2044481040    158	3500  SH	DEFINED		    3500	0	0
 CREDICORP LTD		            COM STOCK    G2519Y1084    399      3500  SH	DEFINED    01       3500        0       0
 CREDICORP LTD		            COM STOCK    G2519Y1084    661      5800  SH	DEFINED             5800        0       0
 CTRIP.COM INT'L 	        AMERICAN DEP SHS 22943F1003   2817     59000  SH        DEFINED    01          0        0   59000
 DEERE & CO			    COM STOCK	 2441591054     63	 900  SH	DEFINED		     900	0	0
 E-HOUSE CHINA HOLDINGS LTD            ADR       26852W1036    806     42700  SH        DEFINED    01          0        0   42700
 EXXON MOBIL CORP		    COM STOCK    30231G1022    130      2100  SH	DEFINED             2100        0	0
 FOCUS MEDIA HLDG LTD		   SPON ADR	 34415V1098  14624    603000  SH	DEFINED    01	   71000	0  532000
 FOCUS MEDIA HLDG LTD		   SPON ADR	 34415V1098   4426    182500  SH	DEFINED    	  182500	0       0
 GRUPO TELEVISA	SA DE CV        SP ADR REP ORD   40049J2069    272     14400  SH	DEFINED	   	   14400	0	0
 HDFC BANK LTD                  ADR REPS 3 SHS   40415F1012   4661     25280  SH        DEFINED    01      25280        0       0
 ICICI BK LTD			       ADR	 45104G1040    852     17100  SH	DEFINED    01	   17100	0	0
 INFOSYS TECHNOLOGIES LTD	   SPON ADR	 4567881085    855     12700  SH	DEFINED    01	   12700	0	0
 INTL BUSINESS MACHINES CORP	   COM STOCK     4592001014    148	1100  SH	DEFINED		    1100	0	0
 JOHNSON & JOHNSON		   COM STOCK	 4781601046    118	1900  SH	DEFINED    	    1900	0	0
 KOREA FUND 		           COM NEW	 5006342092    336      8000  SH	DEFINED    01       8000        0       0
 MCDONALDS CORP			   COM STOCK	 5801351017    104	1400  SH	DEFINED		    1400	0	0
 MINDRAY MEDICAL INTL LTD          SPON ADR      6026751007  28244    955165  SH        DEFINED    01     323740        0  631425
 MINDRAY MEDICAL INTL LTD          SPON ADR      6026751007   9628    325600  SH        DEFINED           124800        0  200800
 MOBILE TELESYSTEMS OJSC	   SPON ADR	 6074091090    642     30250  SH	DEFINED		   30250	0	0
 NETEASE.COM INC		   SPON ADR      64110W1027    477     12100  SH        DEFINED    01      12100        0       0
 NEW ORIENTAL ED & TECH GRP INC	   SPON ADR      6475811070  32588    333960  SH        DEFINED    01      60300        0  273660
 NEW ORIENTAL ED & TECH GRP INC    SPON ADR      6475811070  13033    133560  SH        DEFINED            50060        0   83500
 NEXTERA ENERGY INC		   COM STOCK	 65339F1012     65	1200  SH	DEFINED   	    1200	0	0
 PETROLEO BRASILEIRO S.A.          SPON ADR      71654V4086    319      8800  SH        DEFINED             8800        0       0
 PHILIPPINE LONG DISTANCE	   SPON ADR	 7182526043    395	6600  SH	DEFINED  	    6600	0	0
 POSCO                             SPON ADR      6934831099    299      2620  SH        DEFINED    01       2620        0	0
 PROSHARES TR			PSHS ULTSHRT QQQ 74347R8759     41      2800  SH	DEFINED		    2800	0	0
 TAIWAN SEMICONDUCTOR MFG Ltd          ADR       8740391003    156     15376  SH        DEFINED    01      15376        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd          ADR       8740391003   2035    200661  SH	DEFINED           200661        0	0
 TENARIS S.A.			       ADR	 88031M1099    231      6000  SH	DEFINED    01	    6000        0	0
 TENARIS S.A.			       ADR	 88031M1099    640     16650  SH	DEFINED    	   16650        0	0
 TRINA SOLAR LTD		  SPON ADR	 89628E1047    423     14000  SH	DEFINED		   14000	0	0
 VALE SA			ADR REPSTG PFD	 91912E2046    877     31600  SH	DEFINED    	   31600	0	0
 VERIZON COMMUNICATIONS INC	   COM STOCK	 92343V1044     85	2600  SH	DEFINED		    2600	0	0
 WUXI PHARMATECH INC		SPON ADR SHS	 9293521020   3446    200800  SH	DEFINED	   01	   77600	0  123200


